SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,561,665	$ 1,387,666	$ 1,269,657
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	938,534	819,245	731,251
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	864,475	709,703	588,886
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	380,495	350,200	334,677
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	64,492	56,712	55,244
Asia and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 178,144	$ 161,509	$ 148,485